Income taxes and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes and deferred taxes
Schedule of income taxes and deferred taxes

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Current tax income/(expense):	(1,040)	(2,811)	1,442
which consists of:
Current tax income/(expense) for the year	(1,026)	(2,963)	2,152
Current tax income/(expense) for prior periods	(14)	152	(710)
Deferred tax income/(expense)	31	7	3
Total income tax income/(expense)	(1,009)	(2,804)	1,445

Schedule of income tax expense reconciliation

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Loss for the period before taxes	(89,076)	(56,432)	(44,657)
Company statutory income tax rate	25.00%	25.00%	25.00%
Income tax at company statutory tax rate	22,269	14,108	11,164
Foreign tax rate differential	223	217	93
Unrecognized DTA on tax losses and temporary differences	(22,103)	(13,991)	(10,660)
Release of the non-recognition of DTA	—	6	2,332
Non deductible expenses	(774)	(610)	(387)
Share based payments	(1,221)	(992)	(653)
Income not subject to tax	151	269	112
Tax adjustments to the previous period	(14)	152	(710)
Local income taxes	515	(2,173)	46
Other	(55)	210	108
Income tax at company effective tax rate	(1,009)	(2,804)	1,445
Company effective income tax rate	(1.13)%	(4.97)%	3.24%

Schedule of information about deferred tax asset liabilities.

	As at December 31, 2025
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	742	—	742
Property, plant and equipment	10	(19)	(9)
Right-of-use assets	—	(299)	(299)
Other current assets	5	(20)	(15)
Financial debt (recoverable cash advances, EIB loan and derivatives)	2,067	(677)	1,390
Lease liabilities	329	—	329
Other current liabilities	115	(60)	55
Other non-current assets	—	(23)	(23)
Tax-losses carried forward	75,963	—	75,963
Total gross deferred tax assets/(liabilities)	79,231	(1,098)	78,133
Netting by tax entity	(1,098)	1,098	—
Unrecognized deferred tax assets	(78,046)	—	(78,046)
Total deferred tax assets/(liabilities)	87	—	87

	As at December 31, 2024
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	1,242	—	1,242
Property, plant and equipment	9	(16)	(7)
Right-of-use assets	—	(760)	(760)
Other current assets	5	—	5
Financial debt (recoverable cash advances and derivatives)	2,057	(805)	1,252
Lease liabilities	796	—	796
Retirement benefit obligations	—	—	—
Other current liabilities	48	(40)	8
Other non-current assets	—	(28)	—
Tax-losses carried forward	54,100	—	54,100
Total gross deferred tax assets/(liabilities)	58,257	(1,649)	56,636
Netting by tax entity	(1,630)	1,630	—
Unrecognized deferred tax assets	(56,551)	—	(56,551)
Total deferred tax assets/(liabilities)	76	(19)	85